UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [ ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      Level 6, 29 The High Street
              St Peter Port
              GYI 2JX, Guernsey

Form 13F File Number: 028-11935
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Olver
Title:          Group Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                       London, UK          August 15, 2011
-------------------------------      ----------------------    -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           96
                                                          -------------------

Form 13F Information Table Value Total:                        $957,793
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                                  Quarter Ended June 30, 2011

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                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING   AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                 NOTE 3.750% 4/1  03739TAA6      920  1,000,000 PRN      SOLE                                  NONE
AES CORP                     COM              00130H105      501     39,293 SH       SOLE                    39,293
AETNA INC NEW                COM              00817Y108    2,205     50,000 SH  PUT  SOLE                    50,000
AETNA INC NEW                COM              00817Y108    4,167     94,500 SH       SOLE                    94,500
ALCOA INC                    COM              013817101      436     27,500 SH  CALL SOLE                    27,500
ALTERA CORP                  COM              021441100    3,118     67,277 SH       SOLE                    67,277
AMERICAN INTL GROUP INC      COM NEW          026874784   21,143    721,100 SH  CALL SOLE                   721,100
AMERIPRISE FINL INC          COM              03076C106    1,829     31,704 SH       SOLE                    31,704
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206      290      6,900 SH       SOLE                     6,900
APPLE INC                    COM              037833100    1,007      3,000 SH       SOLE                     3,000
BAKER HUGHES INC             COM              057224107    4,451     61,343 SH       SOLE                    61,343
BANK OF NEW YORK MELLON CORP COM              064058100    3,250    126,841 SH       SOLE                   126,841
BARCLAYS BK PLC              IPATH S&P MT ETN 06740C519    6,790    134,800 SH       SOLE                   134,800
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261      882     41,710 SH       SOLE                    41,710
BB&T CORP                    COM              054937107      405     15,100 SH       SOLE                    15,100
BED BATH & BEYOND INC        COM              075896100      513      8,797 SH       SOLE                     8,797
BEST BUY INC                 COM              086516101    1,973     62,819 SH       SOLE                    62,819
BRISTOL MYERS SQUIBB CO      COM              110122108    3,060    105,665 SH       SOLE                   105,665
CAMECO CORP                  COM              13321L108   31,620  1,200,000 SH  CALL SOLE                 1,200,000
CB RICHARD ELLIS GROUP INC   CL A             12497T101      982     39,094 SH       SOLE                    39,094
CISCO SYS INC                COM              17275R102   16,859  1,080,000 SH  CALL SOLE                 1,080,000
CLOROX CO DEL                COM              189054109      568      8,427 SH       SOLE                     8,427
CME GROUP INC                COM              12572Q105    1,750      6,000 SH       SOLE                     6,000
COMCAST CORP NEW             CL A             20030N101    5,068    200,000 SH  PUT  SOLE                   200,000
COOPER INDUSTRIES PLC        SHS              G24140108    2,283     38,261 SH       SOLE                    38,261
CSX CORP                     COM              126408103      703     26,800 SH       SOLE                    26,800
CUMMINS INC                  COM              231021106      636      6,143 SH       SOLE                     6,143
D R HORTON INC               COM              23331A109    1,096     95,099 SH       SOLE                    95,099
DELL INC                     COM              24702R101    8,335    500,000 SH  PUT  SOLE                   500,000
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1    4,480  4,000,000 PRN      SOLE                                  NONE
DISNEY WALT CO               COM DISNEY       254687106    2,261     57,919 SH       SOLE                    57,919
EASTMAN KODAK CO             COM              277461109      132     37,000 SH  PUT  SOLE                    37,000
EASTMAN KODAK CO             COM              277461109    1,137    317,475 SH       SOLE                   317,475
EASTMAN KODAK CO             NOTE 7.000% 4/0  277461BJ7    2,688  2,795,000 PRN      SOLE                                  NONE
EBAY INC                     COM              278642103    2,956     91,614 SH       SOLE                    91,614
ENERNOC INC                  COM              292764107      416     26,447 SH       SOLE                    26,447
EQUITY RESIDENTIAL           SH BEN INT       29476L107    1,010     16,830 SH       SOLE                    16,830
FOSTER WHEELER AG            COM              H27178104    1,337     44,000 SH       SOLE                    44,000
GENERAL MTRS CO              JR PFD CNV SRB   37045V209    2,716     55,719 SH       SOLE                    55,719
GENWORTH FINL INC            COM CL A         37247D106    1,741    169,403 SH       SOLE                   169,403
GLOBAL X FDS                 SILVER MNR ETF   37950E853   19,424    820,271 SH       SOLE                   820,271
GOODYEAR TIRE & RUBR CO      PFD CONV         382550309    2,225     40,000 SH       SOLE                    40,000
GOOGLE INC                   CL A             38259P508   15,191     30,000 SH  CALL SOLE                    30,000
HALLIBURTON CO               COM              406216101      248      4,854 SH       SOLE                     4,854
HEALTH CARE REIT INC         DEBT 4.750% 7/1  42217KAQ9   17,884 15,585,000 PRN      SOLE                                  NONE
HESS CORP                    COM              42809H107    1,460     19,527 SH       SOLE                    19,527
INTL PAPER CO                COM              460146103      627     21,029 SH       SOLE                    21,029
ISHARES SILVER TRUST         ISHARES          46428Q109   20,304    600,000 SH  CALL SOLE                   600,000
ISHARES SILVER TRUST         ISHARES          46428Q109   40,608  1,200,000 SH  PUT  SOLE                 1,200,000
ISHARES SILVER TRUST         ISHARES          46428Q109   11,648    344,200 SH       SOLE                   344,200
ISHARES TR                   S&P GLB100INDX   464287572   23,098    355,299 SH       SOLE                   355,299
ISTAR FINL INC               COM              45031U101    1,825    225,000 SH       SOLE                   225,000
JUNIPER NETWORKS INC         COM              48203R104      630     20,000 SH  CALL SOLE                    20,000
KEYCORP NEW                  COM              493267108      195     23,375 SH       SOLE                    23,375
KOHLS CORP                   COM              500255104    1,446     28,917 SH       SOLE                    28,917
LOUISIANA PAC CORP           COM              546347105    5,556    682,500 SH       SOLE                   682,500
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100      218      4,000 SH       SOLE                     4,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   38,213    700,000 SH  CALL SOLE                   700,000
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   27,295    500,000 SH  PUT  SOLE                   500,000
MASCO CORP                   COM              574599106    2,261    187,929 SH       SOLE                   187,929
MCKESSON CORP                COM              58155Q103      837     10,000 SH       SOLE                    10,000
MEDTRONIC INC                COM              585055106    1,394     36,176 SH       SOLE                    36,176
MONSANTO CO NEW              COM              61166W101    2,907     40,071 SH       SOLE                    40,071
MORGAN STANLEY               COM NEW          617446448    2,991    130,000 SH       SOLE                   130,000
MORGAN STANLEY               COM NEW          617446448    2,991    130,000 SH  PUT  SOLE                   130,000
NAUTILUS INC                 COM              63910B102    2,559  1,279,663 SH       SOLE                 1,279,663
NUCOR CORP                   COM              670346105    2,679     65,000 SH  PUT  SOLE                    65,000
NUCOR CORP                   COM              670346105    2,366     57,400 SH       SOLE                    57,400
NVIDIA CORP                  COM              67066G104    4,888    306,715 SH       SOLE                   306,715
NXP SEMICONDUCTORS N V       COM              N6596X109   12,664    473,776 SH       SOLE                   473,776
OLD REP INTL CORP            NOTE 3.750% 3/1  680223AH7    2,510  2,500,000 PRN      SOLE                                  NONE
PENNEY J C INC               COM              708160106      611     17,700 SH       SOLE                    17,700
PG&E CORP                    COM              69331C108    1,470     34,965 SH       SOLE                    34,965
PPL CORP                     COM              69351T106      475     17,051 SH       SOLE                    17,051
QUALCOMM INC                 COM              747525103   48,272    850,000 SH  CALL SOLE                   850,000
QUALCOMM INC                 COM              747525103   27,259    480,000 SH       SOLE                   480,000
REYNOLDS AMERICAN INC        COM              761713106      330      8,900 SH       SOLE                     8,900
SELECT SECTOR SPDR TR        SBI INT-TECH     81369Y803   20,560    800,000 SH  CALL SOLE                   800,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605  307,000 20,000,000 SH  PUT  SOLE                20,000,000
SELECT SECTOR SPDR TR        SBI CONS DISCR   81369Y407    4,222    105,000 SH       SOLE                   105,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506   26,373    350,000 SH  CALL SOLE                   350,000
SEMICONDUCTOR HLDRS TR       DEP RCPT         816636203    1,789     52,500 SH  PUT  SOLE                    52,500
SOLAZYME INC                 COM              83415T101    6,443    280,480 SH       SOLE                   280,480
SPDR GOLD TRUST              GOLD SHS         78463V107   35,040    240,000 SH  PUT  SOLE                   240,000
SPDR GOLD TRUST              GOLD SHS         78463V107   14,308     98,000 SH       SOLE                    98,000
SPRINT NEXTEL CORP           COM SER 1        852061100      377     70,000 SH  PUT  SOLE                    70,000
STRYKER CORP                 COM              863667101    1,734     29,550 SH       SOLE                    29,550
TJX COS INC NEW              COM              872540109    1,797     34,200 SH       SOLE                    34,200
UNISYS CORP                  PFD SER A 6.25%  909214405      393      5,000 SH       SOLE                     5,000
UNITED STATES OIL FUND LP    UNITS            91232N108   29,792    800,000 SH  CALL SOLE                   800,000
VALERO ENERGY CORP NEW       COM              91913Y100    1,907     74,570 SH       SOLE                    74,570
VERISIGN INC                 COM              92343E102    2,095     62,607 SH       SOLE                    62,607
VOLCANO CORPORATION          NOTE 2.875% 9/0  928645AA8    2,927  2,250,000 PRN      SOLE                                  NONE
VULCAN MATLS CO              COM              929160109      520     13,491 SH       SOLE                    13,491
WISDOMTREE TRUST             INDIA ERNGS FD   97717W422    1,058     44,192 SH       SOLE                    44,192
YAHOO INC                    COM              984332106    4,185    278,242 SH       SOLE                   278,242